Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	₩ 1,632,386	₩ 2,103,594
Investments in joint ventures	3,106,407	2,916,670
Investments in associates and joint ventures	₩ 4,738,793	₩ 5,020,264	₩ 4,996,551